CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 6,529,000	$ 1,375,000
Current liabilities	$ 278,103,000	$ 208,775,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	218,076	212,177
Ordinary shares, shares outstanding	218,076	212,177
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	109,155
Ordinary shares, shares outstanding	109,155
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	108,921
Ordinary shares, shares outstanding	108,921
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	$ 137,256,000	$ 107,389,000
Alibaba
Allowance for doubtful accounts	0	0
Other related parties
Allowance for doubtful accounts	1,483,000	0
Third parties
Allowance for doubtful accounts	$ 5,046,000	$ 1,375,000